Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-Based Compensation [Abstract]
Schedule Of Restricted Stock Units And Restricted Stocks Activity

	December 31, 2014
	Number of time based restricted stock units and restricted stocks	Number of performance based restricted stock units and restricted stocks	Weighted average grant date fair value of time based grants ($)	Weighted average grant date fair value of performance based grants ($)
Number at beginning of period	1,922,581	720,000	$13.52	$13.06
Granted (a)	2,700,424	5,246,990	46.40	46.55
Vested (b)	(225,663)	-	13.49	NA
Cancelled	(21,581)	(43,169)	46.59	46.59
Number at end of period	4,375,761	5,923,821	$33.65	$42.48

a)

145,000 restricted stocks were granted under the Equity Incentive Plans, of which 92,220 restricted stocks were issued with the remaining restricted stocks being withheld and applied to pay the wage taxes involved.

b)

225,663 restricted stock units, which were previously granted under the Equity Incentive Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 210,403 ordinary shares to the holder of these restricted stock units.

Summary Of Outstanding Stock Options Under Equity Incentive Plan 2006 Activity

	Number of options	Weighted Average Exercise Price ($)
Options outstanding at January 1, 2014 (a)	1,708,757	$19.61
Forfeited	-	NA
Exercised (b)	(1,176,534)	$19.93
Issued	-	NA
Options outstanding at December 31, 2014	532,223	$18.91

(a)

Including 131,475 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010; these options were issued pursuant to a separate board resolution, so not under any of AerCap Equity Incentive Plans.

(b)	Including 6,939 AER options granted to former Genesis directors and employees; refer to footnote (a).

Summary Of Expected Sharebased Compensation Expenses Assuming Established Performance Criteria Are Met And No Forfeitures Occur

Share based compensation expenses
(U.S. dollars in millions)
2015	$97.5
2016	93.8
2017	86.3
2018	38.4
2019	3.0